SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING INTERNATIONAL AND GLOBAL EQUITY FUNDS
For the Allspring Emerging Markets Equity Fund (the “Fund”)

Effective immediately, Prashant Paroda is added as a portfolio manager to the Fund.

I. Prospectus. In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Derrick Irwin, CFA, Portfolio Manager/2011 Richard Peck, CFA, Portfolio Manager/2014 Prashant Paroda, Portfolio Manager/2024 Yi (Jerry) Zhang, Ph.D., CFA, Portfolio Manager/2006

Effective immediately, in the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Derrick Irwin, CFA Emerging Markets Equity Fund	Mr. Irwin joined Allspring Investments or one of its predecessor firms in 2005, where he currently serves as a Portfolio Manager and Co-Head of the Intrinsic Emerging Markets Equity team.
Prashant Parola Emerging Markets Equity Fund	Mr. Paroda joined Allspring Investments or one of its predecessor firms in 2012, where he currently serves as a Portfolio Manager for the Intrinsic Emerging Markets Equity team.
Yi (Jerry) Zhang, Ph.D., CFA Emerging Markets Equity Fund	Mr. Zhang joined Allspring Investments or one of its predecessor firms in 2004, where he currently serves as a Senior Portfolio Manager and Co-Head of the Intrinsic Emerging Markets Equity team.

II. Statement of Additional Information. In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Fund	Sub-Adviser	Portfolio Managers
Emerging Markets Equity Fund	Allspring Investments	Derrick Irwin, CFA Richard Peck, CFA Prashant Paroda Yi (Jerry) Zhang, PhD

Prashant Paroda[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$0.69 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	1

Total Assets Managed	$237.28 M
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Paroda became a portfolio manager of the Fund on October 16, 2024. The information presented in this table is as of October 31, 2023, at which time Mr. Paroda was not a portfolio manager of the Fund.

Portfolio Manager Fund Holdings
Sub-Adviser / Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Allspring Investments[1]
Prashant Paroda	Emerging Markets Equity Fund	$0[2]
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Mr. Paroda became a portfolio manager of the Fund on October 16, 2024. The information presented in this table is as of October 31, 2023, at which time Mr. Paroda was not a portfolio manager of the Fund.

October 16, 2024	SUP0663 10-24